Segments	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Segment Reporting [Abstract]
Segments

NOTE 10 – SEGMENTS

The Company generated revenue and gross profit by segment as follows:

	Q3 2020	Q3 2019	Q3 2020 YTD	Q3 2019 YTD
Commercial Staffing - US	$28,708	$31,644	$79,992	$94,280
Professional Staffing - US	5,188	9,387	19,778	28,449
Professional Staffing - UK	14,744	26,289	50,923	91,915
Total Revenue	$48,640	$67,320	$150,693	$214,644

Commercial Staffing - US	$4,642	$5,107	$12,552	$14,823
Professional Staffing - US	1,664	3,701	6,598	10,904
Professional Staffing - UK	2,017	3,677	7,375	10,968
Total Gross Profit	$8,323	$12,485	$26,525	$36,695

Selling, general and administrative expenses	$(9,391)	$(11,361)	$(28,609)	$(32,552)
Depreciation and amortization	(768)	(867)	(2,312)	(2,621)
Impairment of goodwill	—	—	(2,969)	—
Interest expense and amortization of debt discount and deferred financing costs	(1,746)	(2,059)	(6,277)	(5,977)
Re-measurement gain (loss) on intercompany note	442	(467)	(348)	(484)
Gain on business sale	220	—	220	—
Gain on settlement of deferred consideration	—	1,138	—	1,985
Other income	161	51	122	308
Loss Before Provision for Income Tax	$(2,759)	$(1,080)	$(13,648)	$(2,646)

 The following table disaggregates revenues by segments:

	Q3 2020
	Commercial Staffing - US	Professional Staffing - US	Professional Staffing - UK	Total
Permanent Revenue	$171	$600	$692	$1,463
Temporary Revenue	28,537	4,588	14,052	47,177
Total	$28,708	$5,188	$14,744	$48,640

	Q3 2019
	Commercial Staffing - US	Professional Staffing - US	Professional Staffing - UK	Total
Permanent Revenue	$104	$1,953	$1,442	$3,499
Temporary Revenue	31,540	7,434	24,847	63,821
Total	$31,644	$9,387	$26,289	$67,320

	Q3 2020 YTD
	Commercial Staffing - US	Professional Staffing - US	Professional Staffing - UK	Total
Permanent Revenue	$281	$2,676	$2,586	$5,543
Temporary Revenue	79,711	17,102	48,337	145,150
Total	$79,992	$19,778	$50,923	$150,693

	Q3 2019 YTD
	Commercial Staffing - US	Professional Staffing - US	Professional Staffing - UK	Total
Permanent Revenue	$201	$5,430	$3,204	$8,835
Temporary Revenue	94,079	23,019	88,711	205,809
Total	$94,280	$28,449	$91,915	$214,644

As of September 26, 2020 and December 28, 2019, the Company has assets in the U.S. and the U.K. as follows:

	September 26,	December 28,
	2020	2019
United States	$73,189	$74,671
United Kingdom	12,112	14,170
Total Assets	$85,301	$88,841

NOTE 14 – SEGMENT INFORMATION

In December 2017, the Company reorganized its operations into three reportable segments: Commercial – US; Professional – US and Professional - UK.

	Fiscal 2019	Fiscal 2018
Commercial Staffing – US	$127,330	$107,318
Professional Staffing – US	37,294	49,752
Professional Staffing – UK	113,854	103,856
Total Revenue	$278,478	$260,926

Commercial Staffing – US	$20,080	$17,496
Professional Staffing – US	14,081	15,610
Professional Staffing – UK	14,148	15,199
Total Gross Profit	$48,309	$48,304

Selling, general and administrative expenses	$(44,327)	$(43,579)
Depreciation and amortization	(3,369)	(3,124)
Operating expenses – restructuring	10	57
Interest expense	(7,628)	(8,386)
Amortization of debt discount and deferred financing costs	(857)	(580)
Change in fair value of warrant liability	-	879
Re-measurement gain (loss) on intercompany note	383	(686)
Gain from sale of business	-	238
Gain on settlement of deferred consideration	1,924	-
Other expense	326	398
Loss Before Provision for Income Tax	$(5,229)	$(6,479)

For Fiscal 2019 and Fiscal 2018, the Company generated revenue in the U.S., the U.K. and Canada as follows:

	Fiscal 2019	Fiscal 2018
United States	$164,624	$157,070
United Kingdom	113,854	103,856
Total Revenue	$278,478	$260,926

For the period ended Fiscal 2019 and Fiscal 2018, the Company has assets in the U.S., the U.K. and Canada as follows:

	Fiscal 2019	Fiscal 2018
United States	74,671	$70,390
United Kingdom	$14,170	26,047
Total Assets	$88,841	$96,437

Total assets by segment is not presented as it is not reviewed by the Chief Operating Decision Maker in his evaluation of how to allocate capital and resources.

For the period ended Fiscal 2019 and Fiscal 2018, the Company has goodwill in the U.S. and the U.K. as follows:

	Fiscal 2019	Fiscal 2018
United States	$16,630	$16,630
United Kingdom	14,419	15,431
Total Goodwill	$31,049	$32,061